Shareholder Report, Holdings (Details) - Capital Group New Geography Equity ETF	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.54%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.27%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Other Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%